Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 34,771	$ 38,368
Trade receivables (net of allowance for credit losses of $13,626 and $14,060 at June 30, 2026 and December 31, 2025, respectively)	101,283	99,673
Inventories	59,459	61,587
Other accounts receivable and prepaid expenses	24,564	25,576
Total current assets	220,077	225,204
NON-CURRENT ASSETS:
Severance pay and pension fund	430	362
Property and equipment, net	41,065	39,952
Operating lease right-of-use assets	16,003	16,554
Intangible assets, net	24,525	23,182
Goodwill	11,007	11,007
Other non-current assets	669	781
Total non-current assets	93,699	91,838
Total assets	313,776	317,042
CURRENT LIABILITIES:
Trade payables	74,173	70,784
Deferred revenues	1,300	2,371
Short-term loans	12,004	19,000
Operating lease liabilities	4,061	4,001
Other accounts payable and accrued expenses	27,251	24,071
Total current liabilities	118,789	120,227
NON-CURRENT LIABILITIES:
Accrued severance pay and pensions	2,557	2,537
Operating lease liabilities	12,715	13,331
Other long-term payables	7,665	8,195
Total non-current liabilities	22,937	24,063
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value –Authorized: 240,000,000 at June 30, 2026 and December 31, 2025; Issued: 94,762,035 and 94,110,803 shares at June 30, 2026 and December 31, 2025, respectively; Outstanding: 91,280,512 and 90,629,280 shares at June 30, 2026 and December 31, 2025, respectively	234	234
Additional paid-in capital	457,690	454,640
Treasury shares at cost – 3,481,523 ordinary shares as of June 30, 2026, and December 31, 2025.	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,134)	(8,816)
Accumulated deficit	(256,649)	(253,215)
Total shareholders' equity	172,050	172,752
Total liabilities and shareholders' equity	$ 313,776	$ 317,042